SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    William Harris Investors, Inc.
Address: 191 North Wacker Drive, Suite 1500
	 Chicago, IL 60606

Form 13F File Number: 28-4436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Gary Neumayer
Title: Treasurer & Chief Compliance Officer
Phone: (312) 621-0590
Signature, Place, and Date of Signing:
/s/Gary Neumayer   Chicago, IL   4/17/2008

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

FORM 13F INFORMATION TABLE
                                             VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER             CLASS CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MNGRS SOLE     SHARED   NONE
-------------------------- ----- --------- -------- -------- --- ---- ------- ----- -------- -------- --------
AT&T, INC                    COM 00206R102      736    19222  SH         Sole                   19222
ADHEREX TECHNOLOGIES, INC    COM 00686R200      132   357140  SH         Sole         357140
ADVANCE AUTO PARTS, INC      COM 00751Y106     6129   180000  SH         Sole         180000
ADV LIFE SCIENCES HLDGS      COM 00765H107      917  1019108  SH         Sole        1019108
AMERISOURCEBERGEN CORP       COM 03073E105    10942   267000  SH         Sole         267000
ANTARES PHARMA, INC          COM 036642106     4897  4577128  SH         Sole        4577128
APTARGROUP, INC              COM 038336103      959    24622  SH         Sole                   24622
ASPENBIO PHARMA, INC         COM 045346103     3839   664141  SH         Sole         664141
AVALON PHARM, INC            COM 05346P106      395   160000  SH         Sole         160000
BEACON ROOFING SUPPLY, INC   COM 073685109     7043   704309  SH         Sole         704309
BED BATH & BEYOND, INC       COM 075896100     7227   244982  SH         Sole         244982
BIOSANTE PHARM, INC          COM 09065V203      181    39764  SH      Defined                            39764
CALLIDUS SOFTWARE            COM 13123E500     1343   279280  SH         Sole         279280
CAPITAL TRUST                COM 14052h506     4813   178600  SH         Sole         178600
CERADYNE, INC                COM 156710105      850    26601  SH         Sole          26601
CHECK POINT SOFTWARE TECH    COM M22465104     6742   301000  SH         Sole         301000
CHESAPEAKE ENERGY            COM 165167107      481    10415  SH         Sole                   10415
                                                 69     1500  SH      Defined                    1500
CHINA NEPSTAR CHAIN DRUGSTOR ADR 16943C109      169    12400  SH         Sole                   12400
CHINA NETCOM GROUP           ADR 16940Q101      234     4040  SH         Sole                    4040
                                                 58     1000  SH      Defined                    1000
CHORDIANT SOFTWARE, INC      COM 170404107     7352  1219300  SH         Sole        1219300
CHURCH & DWIGHT              COM 171340102      325     6000  SH         Sole                    6000
COMMUNITY HEALTH SYSTEMS     COM 203668108     3793   113000  SH         Sole         113000
CORPORATE EXECUTIVE BOARD    COM 21988R102     7964   196733  SH         Sole         196733
DELPHI FIN'L GROUP, INC     CL A 247131105      285     9747  SH      Defined                             9747
DESIGN WITHIN REACH, INC     COM 250557105     2248   788925  SH         Sole         788925
                                                 48    16800  SH      Defined                            16800
DIRECTV GROUP, INC           COM 25459L106      247     9955  SH         Sole                    9955
DOVER MOTORSPORTS, INC       COM 260174107     2631   427000  SH         Sole         427000
DURECT CORP                  COM 266605104     1575   300000  SH         Sole         300000
DYNAVAX TECH CORP            COM 268158102     1096   559000  SH         Sole         559000
EATON VANCE FLTING RATE INC  COM 278279104      201    14250  SH         Sole                   14250
ENDOLOGIX, INC               COM 29266S106      168    56191  SH      Defined                            56191
ENZON, INC                   COM 293904108     1381   150000  SH         Sole         150000
EXELIXIS PHARM               COM 30161Q104     7894  1135857  SH         Sole         818000   317857
                                                 50     7230  SH      Defined                             7230
EXTERRAN HOLDINGS, INC       COM 30225X103      219     3400  SH         Sole                    3400
EXXON MOBIL CORP             COM 30231G102      558     6603  SH         Sole                    6603
                                                 15      178  SH      Defined                              178
FLIR SYSTEMS, INC            COM 302445101     1444    48000  SH         Sole          48000
FOCUS ENHANCEMENTS, INC      COM 344159108      532   968180  SH         Sole         968180
FOREST CITY ENT, INC        CL A 345550107      484    13143  SH         Sole                   13143
                                                469    12750  SH      Defined                            12750
FOREST CITY ENT, INC        CL B 345550305     3732   103698  SH         Sole          98100     5598
                                                 94     2600  SH      Defined                             2600
GTC BIOTHERAPEUTICS, INC     COM 36238T104     3019  5919912  SH         Sole        5722500   197412
                                                 52   101100  SH      Defined                           101100
GENERAL ELECTRIC CO          COM 369604103      201     5425  SH         Sole                    5425
                                                 72     1950  SH      Defined                    1750      200
GENZYME CORP                 COM 372917104    11563   155128  SH         Sole         104720    50408
                                                708     9502  SH      Defined                             9502
GETTY IMAGES, INC            COM 374276103      960    30000  SH         Sole          30000
GLU MOBILE, INC              COM 379890106      822   183000  SH         Sole         183000
GRANITE CITY FOOD & BREWERY  COM 38724Q107     1025   560000  SH         Sole         560000
ICOP DIGITAL 6.19 EXP 7/8/10  WT 44930M112       36    73750  SH         Sole          73750
ICON, PLC                    ADR 45103T107     5840    90000  SH         Sole          90000
IDEXX LABS                   COM 45168D104      222     4500  SH         Sole                    4500
INKSURE TECH                 COM 45727E106       26    75000  SH      Defined                            75000
INTERNAP NETWORK SRVCS CORP  COM 45885A300      833   168000  SH         Sole         168000
IONA TECHNOLOGIES            ADR 46206P109     1032   265928  SH         Sole         265928
ISIS PHARMACEUTICALS, INC    COM 464330109    14226  1011427  SH         Sole         986427    25000
                                                792    56100  SH      Defined                            56100
I-2 TECHNOLOGIES, INC        COM 465754109     1087    96500  SH         Sole          96500
JOHNSON & JOHNSON            COM 478160104      381     5877  SH         Sole                    5877
                                                102     1574  SH      Defined                    1500       74
KAISER ALUMINUM              COM 483007704     4331    62500  SH         Sole          62500
KAPSTONE PAPER & PACK        COM 48562P103     6035   911667  SH         Sole         911667
                                                479    72420  SH      Defined                            72420
KAPSTONE PAPER & PACK         WT 48562P111     3822  2261834  SH         Sole        2261834
                                                251   148400  SH      Defined                           148400
KOSAN BIOSCIENCES, INC       COM 50064W107      157   100000  SH         Sole         100000
LEXICON PHARM, INC           COM 528872104      231   124163  SH         Sole         124163
MARKET VECTOR GOLD MINERS    ETF 57060U100      436     9150  SH         Sole                    9150
MCDONALDS                    COM 580135101     5131    92000  SH         Sole          91000     1000
MEDICURE, INC                COM 58469E101        4    50000  SH         Sole                   50000
METABASIS THERAPEUTICS, INC  COM 59101M105      824   400000  SH         Sole         400000
MICROSOFT                    COM 594918104    11999   422800  SH         Sole         420000     2800
                                                 57     2000  SH      Defined                    2000
MICROCHIP TECHNOLOGY, INC    COM 595017104     6873   210000  SH         Sole         210000
MICROMET, INC                COM 59509C105      636   363306  SH         Sole         363306
MICRUS ENDOVASCULAR          COM 59518V102     6781   548580  SH         Sole          28264   520316
                                                729    58989  SH      Defined                            58989
MIPS TECHNOLOGIES, INC       COM 604567107      594   150052  SH         Sole         150052
MONSANTO CO                  COM 61166W101      201     1800  SH         Sole                    1800
NUCO2, INC                   COM 629428103     2725    98110  SH         Sole          98110
NALCO HOLDINGS               COM 62985Q101     2644   125000  SH         Sole         125000
NOVADEL PHARMA, INC          COM 66986X106      748  2577829  SH         Sole        2577829
OPTIMER PHARM, INC           COM 68401H104      990   160000  SH         Sole         160000
ORE PHARMACEUTICALS, INC     COM 685776106       85   155000  SH         Sole         155000
                                                  9    17000  SH      Defined                            17000
ORTHOVITA, INC               COM 68750U102    10850  4205600  SH         Sole        4133260    72340
                                                 89    34500  SH      Defined                            34500
PALATIN TECH, INC            COM 696077304        5    20000  SH      Defined                            20000
PANACOS PHARM, INC           COM 69811Q106     3663  5232700  SH         Sole        5132700   100000
                                                 17    25000  SH      Defined                            25000
PEET'S COFFEE                COM 705560100     9659   410831  SH         Sole         410831
PEGASYSTEMS                  COM 705573103     1016   105500  SH         Sole         105500
PETSMART                     COM 716768106    15397   753300  SH        Sole          753300
                                                 22     1100  SH      Defined                             1100
PHARM PROD DEV, INC          COM 717124101     4844   115600  SH         Sole         115600
PIPEX PHARM, INC             COM 724153200      374   311229  SH         Sole         311229
PLANTRONICS, INC             COM 727493108      599    31000  SH         Sole          31000
POWERSHARES WATER RESOURCE   ETF 73935X575      489    25399  SH         Sole                   25399
POWERSHARES WILDERHILL ENER  ETF 73935X500      233    11900  SH         Sole                   11900
POWERSHARES DB AGRICULTURE   ETF 73936B408      237     6500  SH         Sole                    6500
PROCTER & GAMBLE             COM 742718109      215     3075  SH         Sole                    3075
                                                 70     1000  SH      Defined                    1000
PROLOGIS TRUST               COM 743410102     4230    71859  SH         Sole          60372    11487
                                                 51      869  SH      Defined                              869
PROSHARES TR ULTRA S&P 500   ETF 74347R107      251     3800  SH         Sole                    3800
PDL BIOPHARMA, INC           COM 74369L103     5202   491250  SH         Sole         379250   112000
                                                 60     5700  SH      Defined                             5700
ROO GROUP                    COM 776349201       62   280000  SH         Sole         280000
RYDEX RUSSELL TOP 50         ETF 78355W205      836     8485  SH         Sole                    8485
SCP POOL CORP                COM 784028102     5308   281000  SH         Sole         281000
SANGAMO BIOSCIENCES, INC     COM 800677106      203    20000  SH         Sole          20000
SENOMYX, INC                 COM 81724Q107     6096  1033184  SH         Sole         977384    55800
                                                 44     7500  SH      Defined                    2500     5000
SEQUENOM , INC               COM 817337108     2777   427214  SH         Sole         427214
SILICON IMAGE, INC           COM 82705T102     5258  1049500  SH         Sole        1049500
SIMON PPTY GROUP, INC        COM 828806109     3999    43037  SH         Sole          40440     2597
                                                 19      200  SH      Defined                              200
SONIC CORP                   COM 835451105     8031   364400  SH         Sole         364400
SONIC SOLUTIONS              COM 835460106     7848   813300  SH         Sole         813300
                                                 90     9280  SH      Defined                             9280
SPEEDWAY MOTORSPORTS, INC    COM 847788106     6676   266300  SH         Sole         266300
STRATASYS, INC               COM 862685104     7727   434074  SH         Sole         434074
STREETTRACKS GOLD TRUST      COM 863307104      606     6700  SH         Sole                    6700
SYMANTEC CORP                COM 871503108     7844   471932  SH         Sole         471932
THQ, INC                     COM 872443403      981    45000  SH         Sole          45000
TARGACEPT, INC               COM 87611R306     1427   194689  SH         Sole         194689
TEVA PHARM INDS LTD          ADR 881624209      297     6420  SH         Sole                    6420
3-D SYSTEMS CORP             COM 88554D205      514    35000  SH         Sole          35000
TYLER TECHNOLOGIES, INC      COM 902252105     1048    75000  SH         Sole          75000
US BANCORP, INC              COM 902973304     1294    40000  SH         Sole          40000
ULTA SALON COSMETICS & FRAG  COM 90384S303     3650   260000  SH         Sole         260000
US PHYSICAL THERAPY          COM 90337L108      707    49000  SH         Sole                   49000
                                                 50     3500  SH      Defined                             3500
VIAD CORP                    COM 92552R406     7772   215825  SH         Sole         215825
                                                 23      625  SH      Defined                              625
WAL-MART                     COM 931142103     6056   114967  SH         Sole         112000     2967
                                                  2       36  SH      Defined                               36
XOMA LTD                     COM G9825R107     8706  3361229  SH         Sole        3223229   138000
                                                 60    23000  SH      Defined                            23000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  145

Form 13F Information Table Value Total: $356,316 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
NONE